Organization and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2026
Organization and Principal Activities [Abstract]
Schedule of Unaudited Condensed Consolidated Balance Sheets Information

Unaudited Condensed Consolidated Balance Sheets Information

As of June 30,
2026
(Unaudited)
Assets
Current assets:
Cash and cash equivalents	$214
Accounts receivable, net	8,661
Advance to suppliers, net	10
Prepaid expenses and other current assets, net	1,926
Total current assets	$10,811

TOTAL ASSETS	$10,811

Liabilities
Current liabilities:
Accounts payable	$12
Advance from customers	75
Accrued expenses and other current liabilities	10,814
Total current liabilities	$10,901

TOTAL LIABILITIES	$10,901

Schedule of Unaudited Condensed Consolidated Statements of Operations and Comprehensive loss	Unaudited Condensed Consolidated Statements of Operations and Comprehensive loss
For the six months ended June 30,
2026
(Unaudited)
Net revenue	$54,371
Cost of revenues	$(54,441)

Schedule of Unaudited Condensed Consolidated Cash Flows Information

Unaudited Condensed Consolidated Cash Flows Information

For the six months ended June 30,
2026
(Unaudited)
Net cash provided by operating activities	$2,124
Net cash used in investing activities	(1,918)
Net cash provided by financing activities	9
Effect of exchange rate changes	(1)
Net increase in cash and cash equivalents	$214

Schedule of Subsidiaries

As of June 30, 2026, the details of the Company’s subsidiaries and consolidated VIE are as follows.

	Date of	Place of	Percentage of	Principal
Name	Incorporation	incorporation	ownership	Activities
East Stone	August 9, 2018	BVI	100%	Investment holding
NWTN Automobile Cars Trading Sole Proprietary LLC	February 23, 2023	Dubai	100%	Vehicle wholesale and retail
NWTN Global Energy Co. LTD	April 18, 2023	Hong Kong, PRC	100%	Investment holding
ROBO.AI Holding Limited	January 15, 2025	Cayman Islands	100%	Investment holding
Roboai Investments L.L.C.-FZ	February 21, 2025	United Arab Emirates (“UAE”)	100%	Investment holding
Astra Mobility Meta (Cayman) Limited*	August 29, 2025	Cayman Islands	100%	Investment holding
Rovtol LTD	September 29, 2025	Cayman Islands	100%	eVOTL wholesale and retail
Rovtol International Limited	October 13, 2025	Cayman Islands	51%	eVOTL wholesale and retail
Robus Trading FZ	October 30, 2025	United Arab Emirates (“UAE”)	51%	Commercial vehicle wholesale and retail
Robocar Inc.	November 17, 2025	British Virgin Islands	70%	Investment holding
Robo.ai Japan Co.,Ltd	November 25, 2025	Japan	100%	Investment holding
Robocar International LLC	December 9, 2025	Hong Kong, PRC	70%	Investment holding
ROBOAIIO GENERAL TRADING LLC	December 26, 2025	United Arab Emirates (“UAE”)	100%	Headquarters operations and administrative functions
Simo Robot Technology (Shanghai) LTD	January 15, 2026	PRC	70%	Investment holding
Neurovia AI Limited	May 18, 2026	British Virgin Islands	100%	AI visual data compression and processing
QC Capital Limited	June 15, 2026	British Virgin Islands	100%	Investment holding
Jiangsu Qingfeng Chuanyin Technology Co., Ltd.	June 15, 2026	PRC	100%	Operational management and delivery services
Jiangsu Hong’anlin Artificial Intelligence Technology Co., Ltd.	June 15, 2026	PRC	99%	Operational management and delivery services
Jiangsu Ruilinchuan Artificial Intelligence Technology Co., Ltd.	June 15, 2026	PRC	99%	Operational management and delivery services

*	On February 28, 2025, the Company entered into a share exchange agreement with Astra, pursuant to which the Company agreed to acquire 100% of Astra’s equity. The acquisition consideration consists of the issuance of 750,000 Class B ordinary shares to Astra’s shareholders, subject to certain performance conditions and a lock-up period. Upon completion of the acquisition on August 29, 2025, Astra became the Company’s wholly-owned subsidiary. As of the date of these unaudited condensed consolidated financial statements, the consideration shares have not yet been issued.